UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30th June 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:

Royal Bank of Canada Europe Limited
71 Queen Victoria Street
London EC4V 4DE
United Kingdom

Form 13F File Number: 28-to be advised

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mr. Charles McManus
Title:  Chief Financial Officer
Phone:  44 020 7653 4821

Signature, Place, and Date of Signing:

  Mr. C. McManus              London, United Kingdom            10th August 2006
  --------------              ----------------------            ----------------
    [Signature]                   [City, State]                         [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


     13F File Number                    Name

     28-
        -----------------------------   ------------------------------


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------
Form 13F Information Table Entry Total:            2
                                         -----------
Form 13F Information Table Value Total:       $2,211
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     1.   Royal Bank of Canada, Form 13f file number 028-11396

                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
MITTAL STEEL CO N V            NY REG SH CL A   60684P101  2173526   67100 SH       SOLE    N/A      SOLE      0    0
TORONTO DOMINION BK ONT        COMMON (NEW)     891160509    37088     723 SH       SOLE    N/A      SOLE      0    0